Selling expense	12 Months Ended
Dec. 31, 2025
Selling Expense [Abstract]
Selling expense
5. Selling expense
The components of selling expense for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023

Payroll and related expenses	$18,167	$17,099	$17,197
Overhead (dues, professional fees, credit card fees, etc.)	13,446	14,217	11,718
Other selling expenses	2,724	2,307	2,094
Total selling expense	$34,337	$33,623	$31,009